6. Property and Equipment (Details) (March 2021) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 4,837,958	$ 4,837,958	$ 4,836,644
Less accumulated depreciation	(385,985)	(345,448)	(183,206)
Property and equipment, net	4,451,973	4,492,510	4,653,438
Warehouse [Member]
Property and equipment, gross	3,789,773	3,789,773	3,789,773
Land [Member]
Property and equipment, gross	731,515	731,515	731,515
Building Improvements [Member]
Property and equipment, gross	238,666	238,666	238,666
Furniture and Fixtures [Member]
Property and equipment, gross	27,631	27,631	27,631
Equipment [Member]
Property and equipment, gross	48,378	48,378	47,064
Software [Member]
Property and equipment, gross	$ 1,995	$ 1,995	$ 1,995